Cover	12 Months Ended
Feb. 28, 2023
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	E2OPEN Parent Holdings, Inc.
Entity Central Index Key	0001800347